UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report.

Name:    ACF Industries, Incorporated
         (as sponsor of the ACF Pension Plans)
Address: 620 N. Second Street
         St. Charles, Missouri  63301

Form 13F File Number:  28-6948

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gail Golden
Title:   Assistant Secretary
Phone:   (212) 702-4300

Signature, Place, and Date of Signing:

/s/ Gail Golden     New York, New York                    02/12/03
[Signature]           [City, State]                       [Date]

Report Type (Check only one.):

[X]      13F HOLDINGS REPORT:  (Check here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:              $51,662
                                                     (thousands)


List of Other Included Managers:  None


                                                    FORM 13F INFORMATION TABLE
                                              AS OF DECEMBER 31, 2002 (SEC USE ONLY)
                  NAME OF REPORTING MANAGER:  ACF Industries, Incorporated (as sponsor of the ACF Pension Plans)

                                      Item 4:    Item 5:               Item 6:
                                      FAIR       SHARES                INVEST-           Item 7:     Item 8:
                Item 2:    Item 3:    MARKET     OF                    MENT              MANAGERS    VOTING
Item 1:         TITLE OF   CUSIP      VALUE      PRINCIPAL             DISCRE-           SEE         AUTHORITY
NAME OF ISSUER  CLASS      NUMBER     (000)      AMOUNT                TION              INSTR. V    (SHARES)
                                                                       (b)
                                                                       Shared
                                                                       as De-
                                                                       fined    (c)
                                                            (a)        in In-   Shared             (a)        (b)         (c)
                                                            Sole       str. V   Other              Sole      Shared      None

Agere Sys Inc.  Com        00845V209      48      34,295    X                                       34,295

Arrow Electrs   Com        042735100     640      50,000    X                                       50,000
Inc.

AT&T Corp       New        001957505     783      30,000    X                                       30,000
                Com

AT&T Wireless
Svcs Inc.       Com        00209A106     273      48,270    X                                       48,270

Avaya Inc.      Com        053499109      26      10,802    X                                       10,802

Avnet Inc.      Com        053807103     542      50,000    X                                       50,000

BCE Inc.        Com        05534B109     360      20,000    X                                       20,000

BG PLC          ADR        055434203     267      12,548    X                                       12,548
                Final
                Install.

Burlington      Com        12189T104     771      29,658    X                                       29,658
Northern
Santa Fe Corp.

Burlington      Com        122014103     640      15,000    X                                       15,000
Resources Inc.

Coca Cola       Com        191219104   1,955      90,000    X                                       90,000
Enterprises
Inc.

Comcast Corp.   New
                CLA
                Com        20030N101   1,144      48,525    X                                       48,525

Cox             CLA        224044107     866      30,480    X                                       30,480
Communications  Com
Inc.

CP Holdrs       Dep        12616K106   2,182      50,000    X                                       50,000
Holding Corp.   Rept

Delphi          Com        247126105     141      17,473    X                                       17,473
Corp.

Emerging Markts New        290890102      70      12,144    X                                       12,144
Telecomms.      Com
FD Inc.

General         Com        369604103   3,653     150,000    X                                      150,000
Electric Co.

General Mtrs
Corp            CL H       370442832     169      15,840    X                                       15,840
                Com

General Mtrs.   Com        370442105     739      20,042    X                                       20,042
Corp.

Imperial Chem   ADR        452704505     177      12,272    X                                       12,272
Inds PLC

Int'l Business  Com        459200101   6,200      80,000    X                                       80,000
Machines

JP Morgan
Chase & Co      Com        46625H100   2,220      92,500    X                                       92,500

Kerr McGee      Com        492386107   1,329      30,000    X                                       30,000
Corp.

Lockheed        Com        539830109   2,842      49,218    X                                       49,218
Martin Corp.

Lowes Cos.      Com        548661107  12,000     320,000    X                                      320,000
Inc.

Lucent          Com        549463107     163     129,632    X                                      129,632
Technologies
Inc.

Magna           CLA        559222401     562      10,000    X                                       10,000
International   Com
Inc.

Martin          Com        573284106     780      25,445    X                                       25,445
Marietta
Materials Inc.

Murphy Oil      Com        626717102   1,061      24,750    X                                       24,750
Corp.

Nortel Networks
Corp            Com        656568102      51      31,407    X                                       31,407

Occidental      Com        674599105     569      20,000    X                                       20,000
Pete Corp.

Pactiv
Corporation     Com        695257105     219      10,000    X                                       10,000

Pfizer Inc.     Com        717081103   5,503     180,000    X                                      180,000

Philips         Spons      500472303     631      35,696    X                                       35,696
Electrs NV      ADR

Unisys Corp.    Com        909214108     693      70,000    X                                       70,000

United State    Com        912909108     154      11,731    X                                       11,731
Stl Corp.

United          Com        913017109   1,239      20,000    X                                       20,000
Technologies
Corp.

                TOTAL                 51,662

